Stock Based Compensation - Outstanding Stock Options Granted In Relation to Option Price and Weighted Average Maturity (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Options Outstanding | shares	40,500,000
Weighted Average Price	$ 21,490
Weighted Average Life Remaining	0 days
Exercise Price 1 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 15,010
Range of Exercise Prices, Upper Limit	$ 20,000
Options Outstanding | shares	13,500,000
Weighted Average Price	$ 18,760
Weighted Average Life Remaining	0 days
Exercise Price 2 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 20,010
Range of Exercise Prices, Upper Limit	$ 22,500
Options Outstanding | shares	13,500,000
Weighted Average Price	$ 20,020
Weighted Average Life Remaining	0 days
Exercise Price 3 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Range of Exercise Prices, Lower Limit	$ 22,510
Options Outstanding | shares	13,500,000
Weighted Average Price	$ 25,720
Weighted Average Life Remaining	0 days